Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Voyage Expenses and Vessel Operating Expenses [Abstract]
Voyage Expenses and Vessel Operating Expenses

Voyage expenses consisted of:

	For the year ended December 31,
	2017	2016	2015
Commissions	781	468	675
Bunkers expenses	968	593	1,519
Other voyage expenses	143	210	190
Total	1,892	1,271	2,384

Vessel operating expenses consisted of:

For the year ended December 31,
	2017	2016	2015
Crew wages and related costs	4,645	4,829	5,919
Insurance	742	798	929
Spares, repairs and maintenance	2,222	1,699	1,664
Lubricants	496	462	534
Stores	783	633	939
Other	247	267	336
Total	9,135	8,688	10,321